Intangible assets - Schedule of Principal acquired brands with indefinite useful life (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 11,512	£ 11,902	£ 10,764
Brands
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 7,520	7,896	£ 7,361
Brands | Crown Royal whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 1,162	1,210
Brands | Captain Morgan rum
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 954	993
Brands | Smirnoff vodka
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 654	681
Brands | Johnnie Walker whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 625	625
Brands | Casamigos tequila
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 479	499
Brands | McDowell's No.1 whisky, rum and brandy
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 308	778
Brands | Don Papa rum
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Europe
Principal acquired brands with indefinite useful life	£ 282	0
Brands | Yenì raki
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Turkey
Principal acquired brands with indefinite useful life	£ 249	294
Brands | Shui Jing Fang Chinese white spirit
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Greater China
Principal acquired brands with indefinite useful life	£ 246	279
Brands | Don Julio tequila
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 235	207
Brands | Aviation American gin
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 209	218
Brands | Seagram's 7 Crown whiskey
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 177	184
Brands | Signature whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 176	191
Brands | Zacapa rum
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 152	158
Brands | Black Dog whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 149	162
Brands | Antiquity whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 145	158
Brands | Windsor Premier whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Korea
Principal acquired brands with indefinite useful life	£ 137	0
Brands | Gordon's gin
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Europe
Principal acquired brands with indefinite useful life	£ 119	119
Brands | Bell's whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Europe
Principal acquired brands with indefinite useful life	£ 102	102
Brands | Other brands
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 960	£ 1,038